Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	dei_EntityCentralIndexKey	0000039473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFIBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFICX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFIFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FINFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNAX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNCX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNEX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNAX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNCX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNEX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNGX